FINANCIAL INSTRUMENTS - Parent - Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	£ 1,101	£ 1,216
Other financial assets at amortised cost	3,408	152
Deposits by banks	14,037	20,357
Debt securities in issue	37,569	35,778
Subordinated liabilities	2,385	2,386
Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	248,383	262,081
Deposits by banks | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Deposits by banks	14,037	20,357
Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	37,569	35,778
Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	2,385	2,386
Level 1 | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	33,537	12,382
Level 1 | Deposits by banks | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Deposits by banks	0	0
Level 1 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	31,907	11,511
Level 1 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	1,630	871
Level 2 | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	26,842	53,239
Level 2 | Deposits by banks | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Deposits by banks	13,979	20,371
Level 2 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	4,034	22,710
Level 2 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	10	1,669
Level 3 | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	187,920	196,231
Level 3 | Deposits by banks | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Deposits by banks	38	37
Level 3 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	1,771	1,154
Level 3 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	1,061	209
Fair value | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	248,299	261,852
Fair value | Deposits by banks | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Deposits by banks	14,017	20,408
Fair value | Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	37,712	35,375
Fair value | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	2,701	2,749
Financial assets at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Derivative assets	217,776	225,058
Financial assets at amortised cost: | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative assets	3,190	144
Financial assets at amortised cost: | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets	11,443	13,686
Financial assets at amortised cost: | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative assets	201,864	209,641
Financial assets at amortised cost: | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	216,497	223,471
Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	1,845	1,816
Derivative assets	5,500	5,400
Debt securities in issue	1,916	1,911
Subordinated liabilities	1,644	1,633
Financial liabilities	3,900	3,300
Santander UK Group Holdings plc | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,560	3,544
Santander UK Group Holdings plc | Deposits by banks | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Deposits by banks	0	0
Santander UK Group Holdings plc | Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	1,916	1,911
Santander UK Group Holdings plc | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	1,644	1,633
Santander UK Group Holdings plc | Level 1 | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	501	870
Santander UK Group Holdings plc | Level 1 | Deposits by banks | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Deposits by banks	0	0
Santander UK Group Holdings plc | Level 1 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	0	0
Santander UK Group Holdings plc | Level 1 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	501	870
Santander UK Group Holdings plc | Level 2 | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,877	2,562
Santander UK Group Holdings plc | Level 2 | Deposits by banks | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Deposits by banks	0	0
Santander UK Group Holdings plc | Level 2 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	1,877	1,797
Santander UK Group Holdings plc | Level 2 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	0	765
Santander UK Group Holdings plc | Level 3 | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,083	0
Santander UK Group Holdings plc | Level 3 | Deposits by banks | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Deposits by banks	0	0
Santander UK Group Holdings plc | Level 3 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	0	0
Santander UK Group Holdings plc | Level 3 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	1,083	0
Santander UK Group Holdings plc | Fair value | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,461	3,432
Santander UK Group Holdings plc | Fair value | Deposits by banks | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Deposits by banks	0	0
Santander UK Group Holdings plc | Fair value | Debt securities in issue | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Debt securities in issue	1,877	1,797
Santander UK Group Holdings plc | Fair value | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities	1,584	1,635
Santander UK Group Holdings plc | Financial assets at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Derivative assets	3,489	3,449
Santander UK Group Holdings plc | Financial assets at amortised cost: | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Santander UK Group Holdings plc | Financial assets at amortised cost: | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets	3,469	3,429
Santander UK Group Holdings plc | Financial assets at amortised cost: | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative assets	21	20
Santander UK Group Holdings plc | Financial assets at amortised cost: | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	3,490	3,449
Loans and advances to banks | Financial assets at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	1,101	1,216
Loans and advances to banks | Financial assets at amortised cost: | Level 1
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	0	0
Loans and advances to banks | Financial assets at amortised cost: | Level 2
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	1,101	1,216
Loans and advances to banks | Financial assets at amortised cost: | Level 3
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	0	0
Loans and advances to banks | Financial assets at amortised cost: | Fair value
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	1,101	1,216
Loans and advances to banks | Santander UK Group Holdings plc | Financial assets at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	1,845	1,816
Loans and advances to banks | Santander UK Group Holdings plc | Financial assets at amortised cost: | Level 1
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	0	0
Loans and advances to banks | Santander UK Group Holdings plc | Financial assets at amortised cost: | Level 2
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	1,825	1,796
Loans and advances to banks | Santander UK Group Holdings plc | Financial assets at amortised cost: | Level 3
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	21	20
Loans and advances to banks | Santander UK Group Holdings plc | Financial assets at amortised cost: | Fair value
Disclosure of detailed information about financial instruments [line items]
Loans and advances to banks	1,846	1,816
Other financial assets at amortised cost | Financial assets at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	3,408	152
Other financial assets at amortised cost | Financial assets at amortised cost: | Level 1
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	3,190	144
Other financial assets at amortised cost | Financial assets at amortised cost: | Level 2
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	0	0
Other financial assets at amortised cost | Financial assets at amortised cost: | Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	0	0
Other financial assets at amortised cost | Financial assets at amortised cost: | Fair value
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	3,190	144
Other financial assets at amortised cost | Santander UK Group Holdings plc | Financial assets at amortised cost:
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	1,644	1,633
Other financial assets at amortised cost | Santander UK Group Holdings plc | Financial assets at amortised cost: | Level 1
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	0	0
Other financial assets at amortised cost | Santander UK Group Holdings plc | Financial assets at amortised cost: | Level 2
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	1,644	1,633
Other financial assets at amortised cost | Santander UK Group Holdings plc | Financial assets at amortised cost: | Level 3
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	0	0
Other financial assets at amortised cost | Santander UK Group Holdings plc | Financial assets at amortised cost: | Fair value
Disclosure of detailed information about financial instruments [line items]
Other financial assets at amortised cost	£ 1,644	£ 1,633